EQUIPMENT (Tables)	12 Months Ended
Nov. 30, 2019
Disclosure Equipment Tables Abstract
Schedule of Equipment

Computer Equipment
$
Cost:
At November 30, 2018	-
Additions	125,143
Net exchange differences	(277)
At November 30, 2019	124,866

Amortization:
At November 30, 2018	-
Additions	1,553
Net exchange differences	8
At November 30, 2019	1,561

Net book value:
At November 30, 2018	-
At November 30, 2019	123,305